EntrepreneurShares Series Trust
175 Federal Street, Suite 875
Boston, MA 02210

November 1, 2024

Via Edgar Transmission

Filing Room

Securities and Exchange Commission 100 F Street, NE

Washington, D.C. 20549

Re: EntrepreneurShares Series Trust: File Nos. 333-168040 and 811-22436

Dear SEC Staff:

On behalf of ERSHARES Private-Public Crossover ETF (formerly known as ERShares Entrepreneurs ETF) and ERShares Global Entrepreneurs (each a "Fund" and collectively, the "Funds"), each a series of EntrepreneurShares Series Trust (the "Registrant"), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus for ERShares Global Entrepreneurs and statement of additional information for each Fund contained in Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A, filed on October 28, 2024 (the "Amendment"), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on October 28, 2024, accession number 0001580642-24-006411

If you have any questions, please do not hesitate to contact Ryan Wheeler, Senior Managing Associate, Thompson Hine LLP, at (513) 352-6693.

/s/

Joel Shulman

Founder and Chief Investment Officer